Expense Example {- Fidelity Advisor® Capital Development Fund} - 09.30 Destiny Portfolios: Fidelity Advisor Capital Development Fund-O PRO-06 - Fidelity Advisor® Capital Development Fund - Fidelity Advisor Capital Development Fund-Class O
Nov. 29, 2021 USD ($)
Expense Example:
1 year	$ 57
3 years	179
5 years	313
10 years	$ 701